UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: January 31, 2025

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: January 31, 2025

Government Fund

SEI Daily Income Trust/Institutional Class Shares - SEOXX

Fund Overview

This annual shareholder report contains important information about Government Fund Institutional Class Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$20	0.20%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,010,641	82	$5,612

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	12.3%
Repurchase Agreements	39.1%
U.S. Treasury Obligations	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs	4.350%	02/03/25	9.8%
U.S. Treasury Bills - WI Post Auction	1.748%	03/04/25	6.1%
Citigroup Global Markets	4.350%	02/03/25	4.6%
Mizuho Securities	4.350%	02/03/25	4.2%
Natixis S.A.	4.340%	02/03/25	3.2%
U.S. Treasury Bills	4.274%	02/20/25	3.2%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.391%	07/31/25	3.1%
BNP Paribas	4.340%	02/03/25	2.9%
U.S. Treasury Bills	4.273%	02/18/25	2.9%
J.P. Morgan Securities	4.340%	02/03/25	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government Fund

SEI Daily Income Trust/Institutional Class Shares - SEOXX

Annual Shareholder Report: January 31, 2025

SEOXX-AR-25

Annual Shareholder Report: January 31, 2025

Government Fund

SEI Daily Income Trust/Class CAA Shares - GFAXX

Fund Overview

This annual shareholder report contains important information about Government Fund Class CAA Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Class CAA Shares	$36	0.35%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,010,641	82	$5,612

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	12.3%
Repurchase Agreements	39.1%
U.S. Treasury Obligations	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs	4.350%	02/03/25	9.8%
U.S. Treasury Bills - WI Post Auction	1.748%	03/04/25	6.1%
Citigroup Global Markets	4.350%	02/03/25	4.6%
Mizuho Securities	4.350%	02/03/25	4.2%
Natixis S.A.	4.340%	02/03/25	3.2%
U.S. Treasury Bills	4.274%	02/20/25	3.2%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.391%	07/31/25	3.1%
BNP Paribas	4.340%	02/03/25	2.9%
U.S. Treasury Bills	4.273%	02/18/25	2.9%
J.P. Morgan Securities	4.340%	02/03/25	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government Fund

SEI Daily Income Trust/Class CAA Shares - GFAXX

Annual Shareholder Report: January 31, 2025

GFAXX-AR-25

Annual Shareholder Report: January 31, 2025

Government Fund

SEI Daily Income Trust/Sweep Class Shares - AABXX

Fund Overview

This annual shareholder report contains important information about Government Fund Sweep Class Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Sweep Class Shares	$36	0.35%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,010,641	82	$5,612

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	12.3%
Repurchase Agreements	39.1%
U.S. Treasury Obligations	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs	4.350%	02/03/25	9.8%
U.S. Treasury Bills - WI Post Auction	1.748%	03/04/25	6.1%
Citigroup Global Markets	4.350%	02/03/25	4.6%
Mizuho Securities	4.350%	02/03/25	4.2%
Natixis S.A.	4.340%	02/03/25	3.2%
U.S. Treasury Bills	4.274%	02/20/25	3.2%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.391%	07/31/25	3.1%
BNP Paribas	4.340%	02/03/25	2.9%
U.S. Treasury Bills	4.273%	02/18/25	2.9%
J.P. Morgan Securities	4.340%	02/03/25	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government Fund

SEI Daily Income Trust/Sweep Class Shares - AABXX

Annual Shareholder Report: January 31, 2025

AABXX-AR-25

Annual Shareholder Report: January 31, 2025

Government II Fund

SEI Daily Income Trust/Class F Shares - TCGXX

Fund Overview

This annual shareholder report contains important information about Government II Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$20	0.20%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,680,220	80	$645

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	24.0%
U.S. Treasury Obligations	78.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.264%	03/06/25	5.9%
U.S. Treasury Bills	4.324%	03/18/25	5.8%
U.S. Treasury Bills	4.317%	02/25/25	5.5%
U.S. Treasury Bills	4.270%	02/06/25	5.4%
U.S. Treasury Bills	4.307%	02/11/25	4.7%
U.S. Treasury Bills	4.244%	02/18/25	3.9%
U.S. Treasury Bills	4.240%	05/01/25	3.8%
FHLB	0.000%	03/07/25	3.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.471%	10/31/26	3.0%
FHLB	0.000%	02/14/25	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Government II Fund

SEI Daily Income Trust/Class F Shares - TCGXX

Annual Shareholder Report: January 31, 2025

TCGXX-AR-25

Annual Shareholder Report: January 31, 2025

Treasury II Fund

SEI Daily Income Trust/Class F Shares - SCPXX

Fund Overview

This annual shareholder report contains important information about Treasury II Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$21	0.20%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$936,597	48	$250

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.269%	02/11/25	13.1%
U.S. Treasury Bills	4.317%	02/25/25	11.2%
U.S. Treasury Bills - WI Post Auction	4.305%	03/04/25	8.5%
U.S. Treasury Bills	4.271%	02/06/25	7.3%
U.S. Treasury Bills	4.319%	03/25/25	4.9%
U.S. Treasury Bills	4.330%	03/18/25	4.5%
U.S. Treasury Bills	4.280%	02/04/25	4.3%
U.S. Treasury Bills	4.271%	03/06/25	4.3%
U.S. Treasury Bills	4.255%	04/10/25	3.8%
U.S. Treasury Bills	4.244%	05/01/25	3.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Treasury II Fund

SEI Daily Income Trust/Class F Shares - SCPXX

Annual Shareholder Report: January 31, 2025

SCPXX-AR-25

Annual Shareholder Report: January 31, 2025

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class F Shares - SECPX

Fund Overview

This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$40	0.39%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Ultra Short Duration Bond Fund, Class F Shares - $12276	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11256	Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $11940
Jan/15	$10000	$10000	$10000
Jan/16	$10045	$9984	$10029
Jan/17	$10179	$10129	$10104
Jan/18	$10340	$10347	$10168
Jan/19	$10561	$10580	$10381
Jan/20	$10884	$11600	$10674
Jan/21	$11059	$12148	$10834
Jan/22	$11034	$11787	$10806
Jan/23	$11044	$10802	$10826
Jan/24	$11652	$11028	$11371
Jan/25	$12276	$11256	$11940

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the period was bolstered by an overweight to corporate bonds, as well as holdings in securitized prime auto loans and credit cards. Allocations to AAA rated collateralized loan obligations (CLOs) also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporates and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime auto ABS had a positive impact.

The Fund employed U.S. Treasury futures during the period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these had a meaningful impact on Fund performance.

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class F Shares	5.36%	2.44%	2.07%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	5.00%	2.27%	1.79%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$198,853	541	$210	60%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Commercial Paper	0.3%
Municipal Bonds	1.3%
Repurchase Agreement	2.3%
Mortgage-Backed Securities	15.3%
U.S. Treasury Obligations	16.2%
Corporate Obligations	32.1%
Asset-Backed Securities	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.366%	03/18/25	2.5%
BNP Paribas	4.340%	02/03/25	2.3%
U.S. Treasury Notes	4.250%	05/31/25	2.1%
U.S. Treasury Notes	0.500%	02/28/26	1.9%
U.S. Treasury Bills	0.000%	06/03/25	1.5%
U.S. Treasury Bills	4.264%	05/27/25	1.3%
U.S. Treasury Bills	4.444%	03/25/25	1.0%
U.S. Treasury Notes	1.250%	12/31/26	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
U.S. Treasury Notes	3.750%	08/31/26	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class F Shares - SECPX

Annual Shareholder Report: January 31, 2025

SECPX-AR-25

Annual Shareholder Report: January 31, 2025

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class Y Shares - SECYX

Fund Overview

This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class Y Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$32	0.31%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Ultra Short Duration Bond Fund, Class Y Shares - $123672	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $112564	Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $119396
Jan/15	$100000	$100000	$100000
Jan/16	$100480	$99840	$100290
Jan/17	$102008	$101291	$101036
Jan/18	$103706	$103467	$101681
Jan/19	$105891	$105796	$103814
Jan/20	$109331	$116000	$106736
Jan/21	$111059	$121476	$108342
Jan/22	$110895	$117871	$108063
Jan/23	$111089	$108017	$108262
Jan/24	$117292	$110284	$113713
Jan/25	$123672	$112564	$119396

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the period was bolstered by an overweight to corporate bonds, as well as holdings in securitized prime auto loans and credit cards. Allocations to AAA rated collateralized loan obligations (CLOs) also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporates and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime auto ABS had a positive impact.

The Fund employed U.S. Treasury futures during the period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these had a meaningful impact on Fund performance.

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class Y Shares	5.44%	2.50%	2.15%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	5.00%	2.27%	1.79%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on August 31, 2015. For periods prior to August 31, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$198,853	541	$210	60%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Commercial Paper	0.3%
Municipal Bonds	1.3%
Repurchase Agreement	2.3%
Mortgage-Backed Securities	15.3%
U.S. Treasury Obligations	16.2%
Corporate Obligations	32.1%
Asset-Backed Securities	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.366%	03/18/25	2.5%
BNP Paribas	4.340%	02/03/25	2.3%
U.S. Treasury Notes	4.250%	05/31/25	2.1%
U.S. Treasury Notes	0.500%	02/28/26	1.9%
U.S. Treasury Bills	0.000%	06/03/25	1.5%
U.S. Treasury Bills	4.264%	05/27/25	1.3%
U.S. Treasury Bills	4.444%	03/25/25	1.0%
U.S. Treasury Notes	1.250%	12/31/26	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
U.S. Treasury Notes	3.750%	08/31/26	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class Y Shares - SECYX

Annual Shareholder Report: January 31, 2025

SECYX-AR-25

Annual Shareholder Report: January 31, 2025

Short-Duration Government Fund

SEI Daily Income Trust/Class F Shares - TCSGX

Fund Overview

This annual shareholder report contains important information about Short-Duration Government Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$49	0.48%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Short-Duration Government Fund, Class F Shares - $11335	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11256	ICE BofA 1-3 Year U.S. Treasury Index (USD) - $11478
Jan/15	$10000	$10000	$10000
Jan/16	$10022	$9984	$10065
Jan/17	$10076	$10129	$10105
Jan/18	$10089	$10347	$10106
Jan/19	$10238	$10580	$10323
Jan/20	$10600	$11600	$10719
Jan/21	$10919	$12148	$10993
Jan/22	$10718	$11787	$10859
Jan/23	$10425	$10802	$10604
Jan/24	$10819	$11028	$11022
Jan/25	$11335	$11256	$11478

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Wellington favored low-coupon Government National Mortgage Association (GNMA) securities and the belly of the coupon stack for Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) issues. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) contributed to Fund performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class F Shares	4.77%	1.35%	1.26%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.13%	1.38%	1.39%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$609,772	406	$604	99%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.3%
Repurchase Agreements	2.3%
U.S. Treasury Obligations	21.4%
Mortgage-Backed Securities	75.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	7.8%
U.S. Treasury Notes	4.000%	02/15/26	7.4%
U.S. Treasury Notes	2.125%	05/31/26	5.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.9%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.866%	12/25/43	1.4%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.4%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.3%
FNMA	2.500%	01/01/28	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short-Duration Government Fund

SEI Daily Income Trust/Class F Shares - TCSGX

Annual Shareholder Report: January 31, 2025

TCSGX-AR-25

Annual Shareholder Report: January 31, 2025

Short-Duration Government Fund

SEI Daily Income Trust/Class Y Shares - SDGFX

Fund Overview

This annual shareholder report contains important information about Short-Duration Government Fund Class Y Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$34	0.33%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Short-Duration Government Fund, Class Y Shares - $114891	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $112564	ICE BofA 1-3 Year U.S. Treasury Index (USD) - $114777
Jan/15	$100000	$100000	$100000
Jan/16	$100320	$99840	$100645
Jan/17	$100965	$101291	$101049
Jan/18	$101233	$103467	$101057
Jan/19	$102882	$105796	$103230
Jan/20	$106673	$116000	$107186
Jan/21	$110057	$121476	$109934
Jan/22	$108221	$117871	$108592
Jan/23	$105431	$108017	$106039
Jan/24	$109487	$110284	$110223
Jan/25	$114891	$112564	$114777

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Wellington favored low-coupon Government National Mortgage Association (GNMA) securities and the belly of the coupon stack for Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) issues. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) contributed to Fund performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class Y Shares	4.94%	1.50%	1.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.13%	1.38%	1.39%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$609,772	406	$604	99%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.3%
Repurchase Agreements	2.3%
U.S. Treasury Obligations	21.4%
Mortgage-Backed Securities	75.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	7.8%
U.S. Treasury Notes	4.000%	02/15/26	7.4%
U.S. Treasury Notes	2.125%	05/31/26	5.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.9%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.866%	12/25/43	1.4%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.4%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.3%
FNMA	2.500%	01/01/28	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short-Duration Government Fund

SEI Daily Income Trust/Class Y Shares - SDGFX

Annual Shareholder Report: January 31, 2025

SDGFX-AR-25

Annual Shareholder Report: January 31, 2025

GNMA Fund

SEI Daily Income Trust/Class F Shares - SEGMX

Fund Overview

This annual shareholder report contains important information about GNMA Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$65	0.64%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	GNMA Fund, Class F Shares - $10598	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11256	Bloomberg GNMA Index (TR) (USD) - $10895
Jan/15	$10000	$10000	$10000
Jan/16	$10165	$9984	$10210
Jan/17	$10169	$10129	$10239
Jan/18	$10228	$10347	$10327
Jan/19	$10488	$10580	$10634
Jan/20	$11028	$11600	$11219
Jan/21	$11376	$12148	$11556
Jan/22	$11038	$11787	$11270
Jan/23	$10240	$10802	$10516
Jan/24	$10395	$11028	$10679
Jan/25	$10598	$11256	$10895

How did the Fund perform in the last year?

The Fund slightly underperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class F Shares	1.96%	-0.79%	0.58%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg GNMA Index (TR) (USD)	2.02%	-0.59%	0.86%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$15,761	279	$18	246%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	7.0%
Mortgage-Backed Securities	97.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	4.340%	02/01/25	7.0%
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
FNMA or FHLMC	5.500%	02/15/55	4.6%
GNMA	2.500%	08/20/50	4.2%
GNMA	3.500%	07/20/47	4.0%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.4%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

GNMA Fund

SEI Daily Income Trust/Class F Shares - SEGMX

Annual Shareholder Report: January 31, 2025

SEGMX-AR-25

Annual Shareholder Report: January 31, 2025

GNMA Fund

SEI Daily Income Trust/Class Y Shares - SGMYX

Fund Overview

This annual shareholder report contains important information about GNMA Fund Class Y Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$39	0.39%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	GNMA Fund, Class Y Shares - $108348	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $112564	Bloomberg GNMA Index (TR) (USD) - $108949
Jan/15	$100000	$100000	$100000
Jan/16	$101601	$99840	$102101
Jan/17	$101858	$101291	$102389
Jan/18	$102698	$103467	$103270
Jan/19	$105656	$105796	$106342
Jan/20	$111310	$116000	$112194
Jan/21	$115117	$121476	$115560
Jan/22	$111998	$117871	$112700
Jan/23	$104164	$108017	$105157
Jan/24	$106002	$110284	$106792
Jan/25	$108348	$112564	$108949

How did the Fund perform in the last year?

The Fund slightly outperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class Y Shares	2.21%	-0.54%	0.80%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg GNMA Index (TR) (USD)	2.02%	-0.59%	0.86%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$15,761	279	$18	246%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	7.0%
Mortgage-Backed Securities	97.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	4.340%	02/01/25	7.0%
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
FNMA or FHLMC	5.500%	02/15/55	4.6%
GNMA	2.500%	08/20/50	4.2%
GNMA	3.500%	07/20/47	4.0%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.4%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

GNMA Fund

SEI Daily Income Trust/Class Y Shares - SGMYX

Annual Shareholder Report: January 31, 2025

SGMYX-AR-25

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$143,895	N/A	$0	$139,595	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$323,362	$0	$0	$359,009	$0

Notes:

(1)	(Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2025	Fiscal 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $323,362 and $359,009, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

January 31, 2025

Annual Financials and Other Information

SEI Daily Income Trust

❯	Government Fund

❯	Government II Fund

❯	Treasury II Fund

❯	Ultra Short Duration Bond Fund

❯	Short-Duration Government Fund

❯	GNMA Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	44
Report of Independent Registered Public Accounting Firm	58
Notice to Shareholders (Unaudited)	59
Other Information (Form N-CSR Items 8-11) (Unaudited)	60

SCHEDULE OF INVESTMENTS

January 31, 2025

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 47.2%
U.S. Cash Management Bill - Reopening
4.296%, 03/20/2025	$95,800	$95,268
U.S. Treasury Bills (A)
4.475%, 02/04/2025	43,585	43,569
4.485%, 02/06/2025	2,730	2,728
4.479%, 02/11/2025	95,305	95,188
4.909%, 02/13/2025	47,220	47,144
4.273%, 02/18/2025	175,000	174,648
4.274%, 02/20/2025	190,335	189,907
4.511%, 02/25/2025	59,400	59,224
4.254%, 02/27/2025	2,000	1,994
4.278%, 03/13/2025	57,525	57,253
4.282%, 03/18/2025	11,320	11,260
4.444%, 03/25/2025	103,500	102,845
4.368%, 04/08/2025	14,925	14,807
4.394%, 04/10/2025	11,952	11,855
4.289%, 04/15/2025	17,060	16,914
4.364%, 04/17/2025	67,200	66,602
4.280%, 04/22/2025	72,200	71,523
4.389%, 04/24/2025	37,270	36,905
4.437%, 05/29/2025	58,800	57,971
4.401%, 06/05/2025	26,505	26,112
4.291%, 06/12/2025	60,800	59,871
4.260%, 06/26/2025	70,900	69,709
4.223%, 07/03/2025	66,700	65,535
5.017%, 07/10/2025	70,000	68,524
4.270%, 07/17/2025	66,730	65,444
4.225%, 10/02/2025	57,705	56,126
4.277%, 10/30/2025	23,200	22,484
4.340%, 11/28/2025	17,700	17,086
4.245%, 12/26/2025	68,800	66,249
U.S. Treasury Bills - WI Post Auction
1.748%, 03/04/2025	369,800	368,503
4.354%, 05/08/2025	134,385	132,858
U.S. Treasury Notes
2.750%, 02/28/2025	1,947	1,944
1.125%, 02/28/2025	1,924	1,919
4.391%, USBMMY3M + 0.125%, 07/31/2025 (B)	187,370	187,361
4.436%, USBMMY3M + 0.170%, 10/31/2025 (B)	129,511	129,501
0.375%, 11/30/2025	3,400	3,290
4.250%, 12/31/2025	9,200	9,201
0.375%, 12/31/2025	8,790	8,489
4.511%, USBMMY3M + 0.245%, 01/31/2026 (B)	65,055	65,055
4.416%, USBMMY3M + 0.150%, 04/30/2026 (B)	93,100	93,110
4.448%, USBMMY3M + 0.182%, 07/31/2026 (B)	57,200	57,155
4.471%, USBMMY3M + 0.205%, 10/31/2026 (B)	72,780	72,780

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.364%, USBMMY3M + 0.098%, 01/31/2027 (B)	$31,810	$31,810

Total U.S. Treasury Obligations
(Cost $2,837,721) ($ Thousands)		2,837,721

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
FFCB
4.520%, SOFRRATE + 0.140%, 05/27/2025 (B)	54,365	54,365
4.430%, SOFRRATE + 0.050%, 06/20/2025 (B)	3,296	3,296
4.480%, SOFRRATE + 0.100%, 06/24/2026 (B)	5,500	5,500
4.480%, SOFRRATE + 0.100%, 06/26/2026 (B)	13,555	13,555
4.515%, SOFRRATE + 0.135%, 12/23/2026 (B)	4,400	4,400
4.520%, SOFRRATE + 0.140%, 12/30/2026 (B)	4,100	4,100
FHLB
4.350%, SOFRRATE + 0.000%, 02/03/2025 (B)	38,800	38,800
4.385%, SOFRRATE + 0.005%, 02/25/2025 (B)	13,300	13,300
4.385%, SOFRRATE + 0.005%, 02/27/2025 (B)	22,800	22,800
4.380%, SOFRRATE + 0.000%, 05/20/2025 (B)	9,180	9,180
4.380%, SOFRRATE + 0.000%, 05/22/2025 (B)	4,000	4,000
4.385%, SOFRRATE + 0.005%, 06/23/2025 (B)	11,100	11,100
4.540%, SOFRRATE + 0.160%, 07/21/2025 (B)	70,590	70,590
4.385%, SOFRRATE + 0.005%, 08/04/2025 (B)	31,440	31,440
4.480%, SOFRRATE + 0.100%, 06/26/2026 (B)	36,980	36,980
FHLB DN (C)
0.000%, 02/10/2025	24,329	24,300
0.000%, 02/11/2025	42,150	42,094
0.000%, 03/07/2025	94,200	93,818
0.000%, 04/04/2025	68,700	68,187
0.000%, 05/02/2025	22,100	21,863
FNMA
4.500%, SOFRRATE + 0.120%, 07/29/2026 (B)	76,490	76,490
4.515%, SOFRRATE + 0.135%, 08/21/2026 (B)	22,700	22,700
4.520%, SOFRRATE + 0.140%, 10/23/2026 (B)	21,730	21,730

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.520%, SOFRRATE + 0.140%, 11/20/2026 (B)	$24,900	$24,900
4.520%, SOFRRATE + 0.140%, 12/11/2026 (B)	19,900	19,900

Total U.S. Government Agency Obligations
(Cost $739,388) ($ Thousands)		739,388

REPURCHASE AGREEMENTS(D) — 39.1%
Barclays Bank
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $50,018,083 (collateralized by U.S. Treasury Obligations, ranging in par value $800 - $38,351,200, 0.000% - 0.875%, 05/15/2025 - 01/15/2029, with a total market value of $51,000,024)	50,000	50,000
BNP Paribas
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $175,063,292 (collateralized by U.S. Treasury Obligations, ranging in par value $1 - $73,391,700, 0.000% - 4.625%, 05/15/2025 - 02/15/2052, with a total market value of $178,500,020)	175,000	175,000
BOFA Securities
4.350%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $100,036,250 (collateralized by GNMA Obligations, ranging in par value $1,090,686 - $70,298,880, 2.000% - 6.115%, 09/20/2031 - 12/20/2074, with a total market value of $102,000,001)	100,000	100,000
Citigroup Global Markets
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $100,036,167 (collateralized by U.S. Treasury Obligations, ranging in par value $4,116,100 - $98,899,000, 0.625% - 4.125%, 12/31/2027 - 10/31/2031, with a total market value of $102,000,004)	100,000	100,000
Citigroup Global Markets
4.350%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $275,099,688 (collateralized by GNMA Obligations, ranging in par value $1,000 - $169,451,298, 4.000% - 7.000%, 08/20/2054 - 09/20/2054, with a total market value of $280,500,787)	275,000	275,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
Goldman Sachs
4.350%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $590,213,875 (collateralized by GNMA Obligations, ranging in par value $46,000 - $319,813,632, 3.000% - 6.500%, 12/20/2033 - 10/20/2063, with a total market value of $601,800,000)	$590,000	$590,000
Goldman Sachs
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $100,036,167 (collateralized by a U.S. Treasury Obligation, par value $103,229,463, 0.000%, 05/15/2025, with a total market value of $102,000,000)	100,000	100,000
J.P. Morgan Securities
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $155,056,058 (collateralized by a U.S. Treasury Obligation, par value $178,433,979, 0.000%, 11/15/2027, with a total market value of $158,100,000)	155,000	155,000
Mizuho Securities
4.350%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $250,090,625 (collateralized by FNMA obligations, ranging in par value $1,572 - $36,035,151, 1.000% - 8.500%, 09/01/2025 - 06/01/2063, with a total market value of $257,447,918)	250,000	250,000
MUFG Securities Americas
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $150,054,250 (collateralized by U.S. Treasury Obligations, ranging in par value $2 - $32,900,400, 0.000% - 8.750%, 03/31/2025 - 09/28/2168, with a total market value of $153,000,015)	150,000	150,000
Natixis S.A.
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $195,070,525 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $94,999,900, 0.000% - 4.875%, 02/15/2025 - 11/15/2049, with a total market value of $198,900,047)	195,000	195,000

SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
TD Securities
4.350%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $50,018,125 (collateralized by U.S. Treasury Obligations, ranging in par value $6,224,600 - $18,795,400, 4.125% - 5.000%, 09/30/2025 - 03/31/2031, with a total market value of $51,000,004)	$50,000	$50,000
TD Securities
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $10,003,617 (collateralized by U.S. Treasury Obligations, ranging in par value $1,142,100 - $8,040,000, 2.750% - 2.875%, 05/15/2025 - 08/15/2032, with a total market value of $10,200,009)	10,000	10,000
The Bank of Nova Scotia
4.340%, dated 01/31/25, to be repurchased on 02/03/25, repurchase price $150,054,250 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $38,884,800, 0.125% - 5.250%, 05/31/2025 - 02/15/2054, with a total market value of $153,055,396)	150,000	150,000
Total Repurchase Agreements
(Cost $2,350,000) ($ Thousands)		2,350,000

Total Investments — 98.6%
(Cost $5,927,109) ($ Thousands)		$5,927,109

Percentages are based on a Net Assets of $6,010,641 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)	Tri-Party Repurchase Agreement.

As of January 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 78.3%
U.S. Cash Management Bill - Reopening
4.295%, 03/20/2025	$45,560	$45,307
U.S. Treasury Bills (A)
4.382%, 02/04/2025	22,715	22,707
4.270%, 02/06/2025	91,500	91,446
4.307%, 02/11/2025	78,990	78,896
4.914%, 02/13/2025	3,800	3,794
4.244%, 02/18/2025	65,000	64,870
4.261%, 02/20/2025	2,040	2,035
4.317%, 02/25/2025	92,044	91,780
4.258%, 02/27/2025	46,895	46,752
4.264%, 03/06/2025	100,000	99,611
4.266%, 03/11/2025	4,000	3,982
4.278%, 03/13/2025	15,780	15,705
4.324%, 03/18/2025	98,110	97,585
4.384%, 03/25/2025	40,000	39,750
4.345%, 03/27/2025	12,005	11,928
4.272%, 04/03/2025	37,456	37,188
4.349%, 04/08/2025	28,925	28,698
4.259%, 04/10/2025	48,018	47,636
4.289%, 04/15/2025	4,465	4,427
4.332%, 04/17/2025	26,890	26,652
4.280%, 04/22/2025	18,400	18,227
4.386%, 04/24/2025	9,240	9,150
4.240%, 05/01/2025	65,000	64,326
4.248%, 05/13/2025	4,920	4,863
4.437%, 05/29/2025	28,800	28,394
4.401%, 06/05/2025	6,325	6,231
4.291%, 06/12/2025	15,500	15,263
4.250%, 06/20/2025	30,267	29,781
4.223%, 07/03/2025	17,500	17,194
5.017%, 07/10/2025	8,000	7,831
4.270%, 07/17/2025	18,375	18,021
4.225%, 10/02/2025	7,275	7,076
4.263%, 10/30/2025	15,590	15,110
4.339%, 11/28/2025	4,600	4,441
4.245%, 12/26/2025	17,400	16,755
U.S. Treasury Bills - WI Post Auction
4.486%, 03/04/2025	32,900	32,775
0.000%, 04/01/2025	20,000	19,868
4.354%, 05/08/2025	33,590	33,208
U.S. Treasury Notes
2.750%, 02/28/2025	497	496
1.125%, 02/28/2025	479	478
4.391%, USBMMY3M + 0.125%, 07/31/2025 (B)	6,790	6,788
4.436%, USBMMY3M + 0.170%, 10/31/2025 (B)	14,089	14,086
0.375%, 11/30/2025	800	774
4.250%, 12/31/2025	2,125	2,126
0.375%, 12/31/2025	1,405	1,357
4.511%, USBMMY3M + 0.245%, 01/31/2026 (B)	785	785

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.375%, 01/31/2026	$2,050	$1,974
4.416%, USBMMY3M + 0.150%, 04/30/2026 (B)	11,300	11,301
4.448%, USBMMY3M + 0.182%, 07/31/2026 (B)	7,480	7,474
4.471%, USBMMY3M + 0.205%, 10/31/2026 (B)	50,250	50,275
4.364%, USBMMY3M + 0.098%, 01/31/2027 (B)	8,725	8,725

Total U.S. Treasury Obligations
(Cost $1,315,902) ($ Thousands)		1,315,902

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.0%
FFCB
4.395%, SOFRRATE + 0.015%, 05/12/2025 (B)	1,290	1,290
4.520%, SOFRRATE + 0.140%, 05/27/2025 (B)	12,935	12,935
4.430%, SOFRRATE + 0.050%, 06/20/2025 (B)	426	426
4.450%, SOFRRATE + 0.070%, 11/17/2025 (B)	1,500	1,500
4.480%, SOFRRATE + 0.100%, 06/24/2026 (B)	700	700
4.480%, SOFRRATE + 0.100%, 06/26/2026 (B)	1,600	1,600
4.520%, SOFRRATE + 0.140%, 11/25/2026 (B)	3,390	3,390
4.515%, SOFRRATE + 0.135%, 12/23/2026 (B)	10,000	10,000
4.520%, SOFRRATE + 0.140%, 12/30/2026 (B)	1,000	1,000
FHLB
4.350%, SOFRRATE + 0.000%, 02/03/2025 (B)	4,600	4,600
4.385%, SOFRRATE + 0.005%, 02/25/2025 (B)	1,500	1,500
4.385%, SOFRRATE + 0.005%, 02/27/2025 (B)	2,600	2,600
4.405%, SOFRRATE + 0.025%, 03/25/2025 (B)	11,360	11,360
4.380%, SOFRRATE + 0.000%, 05/20/2025 (B)	6,500	6,500
4.380%, SOFRRATE + 0.000%, 05/22/2025 (B)	11,000	11,000
4.385%, SOFRRATE + 0.005%, 06/23/2025 (B)	12,000	12,000
4.380%, SOFRRATE + 0.000%, 07/01/2025 (B)	38,320	38,320
4.385%, SOFRRATE + 0.005%, 07/03/2025 (B)	31,560	31,560

SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.385%, SOFRRATE + 0.005%, 07/09/2025 (B)	$4,300	$4,300
4.540%, SOFRRATE + 0.160%, 07/21/2025 (B)	15,440	15,440
4.385%, SOFRRATE + 0.005%, 08/05/2025 (B)	19,070	19,070
4.480%, SOFRRATE + 0.100%, 06/26/2026 (B)	4,455	4,455
FHLB DN (C)
0.000%, 02/07/2025	42,625	42,595
0.000%, 02/10/2025	6,773	6,765
0.000%, 02/11/2025	25,000	24,971
0.000%, 02/14/2025	50,000	49,923
0.000%, 03/07/2025	61,500	61,252
0.000%, 04/04/2025	17,325	17,195
0.000%, 05/02/2025	5,200	5,144

Total U.S. Government Agency Obligations
(Cost $403,391) ($ Thousands)		403,391

Total Investments — 102.3%
(Cost $1,719,293) ($ Thousands)		$1,719,293

Percentages are based on a Net Assets of $1,680,220 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

As of January 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 100.0%
U.S. Cash Management Bill - Reopening
4.295%, 03/20/2025	$19,370	$19,263
U.S. Treasury Bills (A)
4.280%, 02/04/2025	40,350	40,336
4.271%, 02/06/2025	68,065	68,025
4.269%, 02/11/2025	123,280	123,134
4.445%, 02/13/2025	9,236	9,222
4.244%, 02/18/2025	10,000	9,980
4.266%, 02/20/2025	15,800	15,765
4.317%, 02/25/2025	105,030	104,730
4.259%, 02/27/2025	20,405	20,343
4.271%, 03/06/2025	40,000	39,844
4.267%, 03/11/2025	25,000	24,888
4.330%, 03/18/2025	42,070	41,844
4.319%, 03/25/2025	46,600	46,312
4.275%, 04/03/2025	13,761	13,663
4.349%, 04/08/2025	16,450	16,321
4.255%, 04/10/2025	36,136	35,849
4.279%, 04/15/2025	600	595
4.328%, 04/17/2025	11,300	11,200
4.280%, 04/22/2025	8,700	8,618
4.383%, 04/24/2025	4,110	4,070
4.244%, 05/01/2025	35,800	35,428
4.437%, 05/29/2025	13,100	12,915
4.401%, 06/05/2025	2,830	2,788
4.291%, 06/12/2025	22,100	21,762
4.250%, 06/20/2025	14,035	13,809
5.017%, 07/10/2025	3,250	3,181
4.270%, 07/17/2025	8,690	8,523
4.225%, 10/02/2025	2,735	2,660
4.263%, 10/30/2025	7,305	7,080
4.337%, 11/28/2025	2,200	2,124
4.245%, 12/26/2025	8,200	7,896
U.S. Treasury Bills - WI Post Auction
4.305%, 03/04/2025	79,600	79,307
4.354%, 05/08/2025	15,915	15,734
U.S. Treasury Notes
2.750%, 02/28/2025	114	114
1.125%, 02/28/2025	112	112
3.875%, 03/31/2025	90	90
4.435%, USBMMY3M + 0.169%, 04/30/2025 (B)	7,000	7,000
4.391%, USBMMY3M + 0.125%, 07/31/2025 (B)	1,690	1,690
4.436%, USBMMY3M + 0.170%, 10/31/2025 (B)	8,328	8,327
0.375%, 11/30/2025	300	290
4.250%, 12/31/2025	990	990
0.375%, 12/31/2025	655	633
4.511%, USBMMY3M + 0.245%, 01/31/2026 (B)	13,465	13,468
0.375%, 01/31/2026	960	924

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.416%, USBMMY3M + 0.150%, 04/30/2026 (B)	$4,600	$4,600
4.448%, USBMMY3M + 0.182%, 07/31/2026 (B)	3,040	3,038
4.471%, USBMMY3M + 0.205%, 10/31/2026 (B)	23,745	23,757
4.364%, USBMMY3M + 0.098%, 01/31/2027 (B)	4,470	4,470

Total U.S. Treasury Obligations
(Cost $936,712) ($ Thousands)		936,712

Total Investments — 100.0%
(Cost $936,712) ($ Thousands)		$936,712

Percentages are based on a Net Assets of $936,597 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of January 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 34.1%
Automotive — 23.6%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$83	$84
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	622	630
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	100	100
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	500	496
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	489	480
AmeriCredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	37	37
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (A)	1,220	1,231
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	80	81
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	125	125
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	1,025	1,033
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	1,050	1,027
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	150	147
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	615	615
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	67	67
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	271	272
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	278	280
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	461	464
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	251
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	$566	$564
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	505	509
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	923	928
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	1,012	1,015
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/2028	1,000	1,006
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	730	730
CarMax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	506	500
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	733	734
CarMax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	22	22
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	71	71
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	312	312
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	161	162
CarMax Auto Owner Trust, Ser 2024-3, Cl A2A
5.210%, 09/15/2027	1,000	1,004
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	145	146
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/2025	162	162
CarMax Select Receivables Trust, Ser 2024-A, Cl A2A
5.780%, 09/15/2027	941	946
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	182	177
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	32	31
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	82	78

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	$101	$100
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	73	74
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	13	13
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	69	69
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	44	44
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	113	113
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	68	68
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	80	78
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (A)	493	496
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	220	222
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	113	113
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	156	156
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	49	49
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	11	11
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	67	67
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	48	48
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	550	559
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	13	13
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	65	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	$136	$136
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	29	29
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	123	124
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	104	105
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	260	262
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	710	722
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	217	218
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	180	181
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (A)	262	262
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	970	972
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	23	23
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	13	13
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	81	81
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	110	111
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	20	20
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	244	247
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	46	46
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	93	93
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	148	149

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	$300	$301
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	214	214
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	385	385
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	361	361
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	153	154
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	322	323
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	930	933
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	159	161
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	44	44
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	450	452
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/2025	346	346
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	525	512
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	488	489
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	113	113
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	800	808
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	980	986
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	80	80
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	495	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	$450	$450
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	437	438
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (A)	55	55
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	308	309
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (A)	370	371
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	81	81
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	43	44
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	71	71
LAD Auto Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 03/15/2027 (A)	485	486
LAD Auto Receivables Trust, Ser 2024-3A, Cl A2
4.640%, 11/15/2027 (A)	305	305
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	205	210
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	871	872
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	115	115
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	175	175
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	374	375
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	8	8
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	196	197
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	666	673

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	$112	$111
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	500	504
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/2025 (A)	170	170
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,071	1,073
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	54	54
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	236	238
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	585	579
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	663	662
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	35	35
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	175	175
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	308	309
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	545	547
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (A)	67	67
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	295	295
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	265	265
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	33	33
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	74	74
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/2028 (A)	815	815
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	9	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	$288	$289
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	298	299
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	225	225
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	305	303
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	28	28
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	205	205
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/2025	216	216
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	47	47
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	546	547
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	234	235
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	480	485
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	486	489
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/2025 (A)	15	15
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	45	45
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	830	839
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	373	376
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	332	337
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	25	25

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	$364	$366
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	51	51
		47,002

Credit Card — 1.6%

American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	100	100
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	745	747
CARDS II Trust, Ser 2024-1A, Cl A
5.022%, SOFRRATE + 0.680%, 07/15/2029 (A)(B)	410	411
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	355	356
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	1,595	1,515
		3,129

Miscellaneous Business Services — 8.9%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	5	5
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	44	44
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	115	116
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	67	67
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	543	547
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.382%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	338	338
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.565%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	147	147
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.505%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	186	186
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	92	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	$133	$134
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	12	12
Blue Owl Asset Leasing Trust LLC, Ser 2024-1A, Cl A1
4.867%, 10/15/2025 (A)	16	16
Carbone CLO, Ser 2017-1A, Cl A1
5.695%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	113	114
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.535%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	196	196
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.535%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	187	187
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	168	170
CIFC Funding, Ser 2017-1A, Cl ARR
5.662%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	158	158
CIFC Funding, Ser 2018-3A, Cl AR
5.425%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	35	35
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	373	376
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	32	32
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	415	414
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	21	21
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	66	67
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	67	67
Dewolf Park CLO, Ser 2021-1A, Cl AR
5.484%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	266	267
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	266	269
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	75	75
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	73	73
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	41	41

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	$46	$46
DLLST LLC, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	81	82
Dryden 58 Clo, Ser 2018-58A, Cl A1
5.565%, TSFR3M + 1.262%, 07/17/2031 (A)(B)	336	336
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	435	425
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	340	345
GreatAmerica Leasing Receivables Funding LLC, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	254	255
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	722	724
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	45	43
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	143	143
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	111	111
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	740	743
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	271	271
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	160	160
KKR CLO, Ser 2017-11, Cl AR
5.744%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	122	122
KKR CLO, Ser 2018-21, Cl A
5.564%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	215	215
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	259	260
LCM XXIV, Ser 2021-24A, Cl AR
5.535%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	74	74
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	181	182
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
5.668%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	880
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	211	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	$34	$34
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	171	172
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	771	774
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	267	250
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	345	311
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
5.693%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	755
OCP CLO, Ser 2018-5A, Cl A1R
5.642%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	34	34
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	550	547
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.364%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	128	128
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
5.352%, TSFR3M + 1.050%, 10/15/2032 (A)(B)	483	484
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	475	474
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	11	11
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	250	252
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	100	100
Symphony Static CLO I, Ser 2021-1A, Cl A
5.392%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	169	169
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/2025 (A)	100	100
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	1,375	1,384
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	685	683

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	$750	$762
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	102	103
Volvo Financial Equipment LLC, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (A)	114	114
Voya CLO, Ser 2018-2A, Cl A1R
5.532%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	145	145
Voya CLO, Ser 2020-2A, Cl A1RR
5.585%, TSFR3M + 1.282%, 04/17/2030 (A)(B)	41	41
		17,709

Total Asset-Backed Securities
(Cost $67,581) ($ Thousands)		67,840

CORPORATE OBLIGATIONS — 32.1%
Communication Services — 0.2%
Charter Communications Operating LLC
6.150%, 11/10/2026	425	433

Consumer Discretionary — 3.1%
AutoZone
5.050%, 07/15/2026	450	452
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,220	1,212
General Motors
6.125%, 10/01/2025	701	706
Home Depot
4.719%, SOFRRATE + 0.330%, 12/24/2025 (B)	1,045	1,047
Hyundai Capital America
6.250%, 11/03/2025 (A)	250	253
5.450%, 06/24/2026 (A)	275	277
5.250%, 01/08/2027 (A)	1,250	1,258
O'Reilly Automotive
5.750%, 11/20/2026	210	214
Sodexo
1.634%, 04/16/2026 (A)	500	481
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	330	321

		6,221

Consumer Staples — 0.3%
Element Fleet Management
5.643%, 03/13/2027 (A)	290	294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kenvue
5.500%, 03/22/2025	$275	$276

		570

Energy — 1.1%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	56
Occidental Petroleum
5.875%, 09/01/2025	332	333
ONEOK
5.550%, 11/01/2026	450	455
Ovintiv
5.650%, 05/15/2025	400	401
Western Midstream Operating
3.100%, 02/01/2025	400	400
Williams
5.400%, 03/02/2026	485	488

		2,133

Financials — 19.0%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	307
American Express
4.990%, SOFRRATE + 0.999%, 05/01/2026 (B)	275	275
3.950%, 08/01/2025	325	324
Ares Capital
7.000%, 01/15/2027	250	259
Athene Global Funding
5.684%, 02/23/2026 (A)	170	172
5.349%, 07/09/2027 (A)	270	272
Bank of America
5.650%, 08/18/2025	325	326
5.080%, SOFRRATE + 1.290%, 01/20/2027 (B)	275	276
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	1,495	1,476
Bank of Montreal MTN
5.022%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	676
Bank of Nova Scotia
1.300%, 06/11/2025	425	420
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (A)	350	351
4.524%, 07/13/2025 (A)	250	250
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	1,005	1,022
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	235	234

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BPCE
5.203%, 01/18/2027 (A)	$300	$302
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	243
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	250
Chubb INA Holdings LLC
3.150%, 03/15/2025	775	774
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	1,270	1,276
Commonwealth Bank of Australia
4.913%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	425	426
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	1,250	1,202
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	250	251
Corebridge Financial
3.500%, 04/04/2025	230	229
Corebridge Global Funding
5.750%, 07/02/2026 (A)	180	183
Credit Agricole
5.589%, 07/05/2026 (A)	420	426
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	1,070	1,033
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	305	308
Deutsche Bank NY
5.686%, SOFRRATE + 1.219%, 11/16/2027 (B)	550	551
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	300	302
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	325	328
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	1,320	1,327
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	300	305
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	1,240	1,259
JPMorgan Chase
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	1,465	1,462
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	$1,335	$1,282
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	301
4.650%, 01/27/2026	460	460
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	275	276
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	1,485	1,484
Morgan Stanley Bank
5.479%, 07/16/2025	375	376
4.754%, 04/21/2026	250	251
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	256
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	253
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	180
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	200	201
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	90	91
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	236
Principal Life Global Funding II MTN
1.250%, 08/16/2026 (A)	800	760
Royal Bank of Canada
4.784%, 12/12/2025 (A)	1,030	1,032
Royal Bank of Canada MTN
1.150%, 06/10/2025	525	519
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,075	1,027
Societe Generale
4.351%, 06/13/2025 (A)	500	499
1.488%, H15T1Y + 1.100%, 12/14/2026 (A)(B)	1,360	1,319
Standard Chartered PLC
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	354
State Street
5.035%, SOFRRATE + 0.640%, 10/22/2027 (B)	355	356
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	1,215	1,211
Toronto-Dominion Bank MTN
5.008%, SOFRRATE + 0.590%, 09/10/2026 (B)	425	425
3.766%, 06/06/2025	820	818

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	$860	$858
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	300	301
UBS Group
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	1,365	1,318
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (B)	1,275	1,270
Wells Fargo Bank
5.550%, 08/01/2025	325	327
4.811%, 01/15/2026	350	351

		37,671

Health Care — 2.6%
Amgen
5.250%, 03/02/2025	275	275
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	204
Bon Secours Mercy Health
3.382%, 11/01/2025	290	286
CVS Health
5.000%, 02/20/2026	275	275
Illumina
5.800%, 12/12/2025	300	302
PeaceHealth Obligated Group
1.375%, 11/15/2025	800	777
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	1,280	1,281
Royalty Pharma PLC
1.200%, 09/02/2025	1,240	1,214
Solventum
5.450%, 02/25/2027	225	228
Stryker
4.550%, 02/10/2027	300	300

		5,142

Industrials — 2.0%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	255
1.750%, 01/30/2026	1,355	1,316
Air Lease
2.200%, 01/15/2027	1,080	1,028
Air Lease MTN
2.875%, 01/15/2026	500	491
Caterpillar Financial Services
4.500%, 01/07/2027	300	301
John Deere Capital
4.500%, 01/08/2027	300	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	$250	$253

		3,945

Information Technology — 0.5%
Oracle
1.650%, 03/25/2026	1,090	1,053

Materials — 0.4%
International Flavors & Fragrances
1.230%, 10/01/2025 (A)	375	366
Newmont
5.300%, 03/15/2026	495	498

		864

Utilities — 2.9%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	260	262
American Electric Power
5.699%, 08/15/2025	350	352
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	173	174
Duke Energy
5.000%, 12/08/2025	500	502
NextEra Energy Capital Holdings
6.051%, 03/01/2025	200	200
5.749%, 09/01/2025	225	226
5.204%, SOFRRATE + 0.800%, 02/04/2028 (B)	1,210	1,213
Pacific Gas and Electric
5.378%, SOFRINDX + 0.950%, 09/04/2025 (B)	995	996
Sempra
5.400%, 08/01/2026	370	372
Southern California Edison
5.350%, 03/01/2026	1,065	1,067
Spire
5.300%, 03/01/2026	400	403

		5,767

Total Corporate Obligations
(Cost $63,592) ($ Thousands)		63,799

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bills
4.444%, 03/25/2025 (C)	2,075	2,063
4.366%, 03/18/2025 (C)	5,075	5,049
4.308%, 04/03/2025 (C)	1,125	1,117
4.264%, 05/27/2025 (C)	2,550	2,517
4.246%, 12/26/2025 (C)	1,050	1,012

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.000%, 06/03/2025 (D)	$2,975	$2,934
U.S. Treasury Notes
4.250%, 05/31/2025	4,200	4,198
4.000%, 12/15/2025	700	699
3.875%, 03/31/2025	915	914
3.750%, 08/31/2026	2,000	1,986
2.875%, 06/15/2025 (E)	2,000	1,989
1.250%, 12/31/2026	2,175	2,058
0.750%, 05/31/2026	1,050	1,004
0.750%, 08/31/2026	900	853
0.500%, 02/28/2026	4,000	3,844

Total U.S. Treasury Obligations
(Cost $32,221) ($ Thousands)		32,237

MORTGAGE-BACKED SECURITIES — 15.3%
Agency Mortgage-Backed Obligations — 2.6%
FHLMC
7.198%, H15T1Y + 2.150%, 02/01/2030(B)	1	1
4.050%, 08/28/2025	860	858
3.000%, 03/01/2030	49	47
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl A1
2.895%, 03/25/2027	94	93
FHLMC Multifamily Structured Pass-Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	300	297
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	189	188
FHLMC REMIC, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	759	740
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	695	679
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
6.000%, 01/01/2027	2	2
3.500%, 08/01/2032	196	190
3.000%, 10/01/2030 to 12/01/2030	323	311
FNMA REMIC, Ser 2001-33, Cl FA
4.916%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	68	65
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	27	27
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	190	186
FNMA, Ser M13, Cl A2
2.790%, 06/25/2025(B)	195	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	$1,209	$1,189

		5,070
Non-Agency Mortgage-Backed Obligations — 12.7%
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	17	16
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	107	99
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	110	103
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	58	55
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	43	41
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	184	154
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	178	151
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	69	65
Bank of America Merrill Lynch Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	181	179
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	239	228
BMO MORTGAGE TRUST, Ser C3, Cl A1
5.252%, 09/15/2054(B)	257	258
BPR Trust, Ser 2021-TY, Cl A
5.472%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	958
BPR Trust, Ser OANA, Cl A
6.204%, TSFR1M + 1.898%, 04/15/2037(A)(B)	250	250
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	41	40
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	76	70
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	54	52
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	140	130

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BSPRT, Ser 2022-FL8, Cl A
5.907%, SOFR30A + 1.500%, 02/15/2037(A)(B)	$209	$209
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	25	24
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(A)	11	11
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.292%, TSFR1M + 0.984%, 06/15/2038(A)(B)	758	758
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.073%, TSFR1M + 0.767%, 05/15/2038(A)(B)	60	60
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.121%, TSFR1M + 0.814%, 09/15/2036(A)(B)	275	274
BX Commercial Mortgage Trust, Ser CSMO, Cl A
6.421%, TSFR1M + 2.115%, 06/15/2027(A)(B)	225	227
BX Trust, Ser 2021-LGCY, Cl A
4.927%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	597
BX Trust, Ser 2022-LBA6, Cl A
5.306%, TSFR1M + 1.000%, 01/15/2039(A)(B)	625	625
BX Trust, Ser ARIA, Cl A
5.320%, TSFR1M + 1.014%, 10/15/2036(A)(B)	120	120
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(A)	135	136
BX, Ser 2021-MFM1, Cl B
5.371%, TSFR1M + 1.064%, 01/15/2034(A)(B)	385	384
CAMB Commercial Mortgage Trust, Ser LIFE, Cl A
5.674%, TSFR1M + 1.367%, 12/15/2037(A)(B)	470	470
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	245	242
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
5.551%, SOFR30A + 1.200%, 02/25/2050(A)(B)	224	219
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	$108	$107
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	80	79
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	65	64
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	87	78
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	66	60
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	18	18
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	152	127
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	219	180
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	64	56
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	387	322
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	370	314
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.001%, SOFR30A + 1.650%, 12/25/2041(A)(B)	195	197
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.251%, SOFR30A + 1.900%, 12/25/2041(A)(B)	625	634
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.499%, SOFR30A + 1.150%, 03/25/2044(A)(B)	129	129
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	115	114
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	169	136
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	39	37
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	60	52

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	$13	$12
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	28	26
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	36	31
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	117	96
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.123%, TSFR1M + 0.815%, 11/15/2038(A)(B)	529	529
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.801%, TSFR1M + 1.494%, 07/15/2038(A)(B)	219	219
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.651%, SOFR30A + 1.300%, 02/25/2042(A)(B)	71	71
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.601%, SOFR30A + 1.250%, 05/25/2044(A)(B)	185	187
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.601%, SOFR30A + 1.250%, 03/25/2044(A)(B)	222	223
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.366%, SOFR30A + 6.014%, 10/25/2028(B)	113	117
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.756%, TSFR1M + 1.450%, 12/15/2039(A)(B)	430	431
FREMF Mortgage Trust, Ser K45, Cl B
3.612%, 04/25/2048(A)(B)	230	229
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(A)(F)	42	40
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	153	145
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	87	75
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	567	467
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	$139	$138
HLTN Commercial Mortgage Trust, Ser DPLO, Cl A
5.948%, TSFR1M + 1.642%, 06/15/2041(A)(B)	350	351
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	227	194
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	173	142
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	187	155
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP1, Cl ASB
3.733%, 01/15/2049	104	104
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	15	15
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	238	233
JPMDB Commercial Mortgage Securities Trust, Ser C5, Cl ASB
3.492%, 03/15/2050	904	893
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.692%, 10/25/2029(A)(B)	455	442
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.175%, TSFR1M + 0.864%, 04/25/2046(A)(B)	62	61
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	232	230
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	42	40
MF1, Ser 2022-FL8, Cl A
5.650%, TSFR1M + 1.350%, 02/19/2037(A)(B)	367	367
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(B)	33	31
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	43	40
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	55	53
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	94	87
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	134	116

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.521%, TSFR1M + 1.215%, 04/15/2038(A)(B)	$536	$535
MHP, Ser 2021-STOR, Cl A
5.122%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	155
MHP, Ser 2022-MHIL, Cl A
5.121%, TSFR1M + 0.815%, 01/15/2027(A)(B)	187	186
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	91	91
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	19	19
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	134	131
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	589	575
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	146	141
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	82	78
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	17	17
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	66	66
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	117	116
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	69	66
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	161	153
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.817%, 09/25/2057(A)(B)	77	72
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	24	23
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	34	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	$45	$42
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	281	242
OBX Trust, Ser 2018-1, Cl A2
5.075%, TSFR1M + 0.764%, 06/25/2057(A)(B)	11	10
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	415	344
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
5.074%, TSFR3M + 0.220%, 11/15/2038(A)(B)	34	34
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(F)	84	77
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	10	10
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	3	3
SREIT Trust, Ser 2021-MFP, Cl B
5.501%, TSFR1M + 1.194%, 11/15/2038(A)(B)	437	436
SREIT Trust, Ser MFP, Cl A
5.152%, TSFR1M + 0.845%, 11/15/2038(A)(B)	92	92
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	89	82
STAR Trust, Ser 2024-SFR4, Cl B
6.406%, TSFR1M + 2.100%, 10/17/2041(A)(B)	175	176
STAR Trust, Ser 2024-SFR4, Cl A
6.056%, TSFR1M + 1.750%, 10/17/2041(A)(B)	485	488
STAR Trust, Ser 2025-SFR5, Cl A
5.748%, TSFR1M + 1.450%, 02/17/2042(A)(B)	285	286
STAR Trust, Ser 2025-SFR5, Cl B
6.048%, TSFR1M + 1.750%, 02/17/2042(A)(B)	550	552
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	11	10
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	21	21
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	36	33

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	$198	$170
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	86	84
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.025%, TSFR1M + 0.714%, 02/25/2057(A)(B)	21	22
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	33	32
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	16	16
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	87	86
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	24	23
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	177	174
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	365	348
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	138	120
TTAN, Ser 2021-MHC, Cl B
5.522%, TSFR1M + 1.214%, 03/15/2038(A)(B)	211	211
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	436	429
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	26	26
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(F)	13	13
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(F)	43	42
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	80	70
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	159	140
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	99	87
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	107	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	$148	$136
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	75	70
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	23	23
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	69	69
Wells Fargo Commercial Mortgage Trust, Ser C31, Cl A3
3.427%, 11/15/2048	433	431
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	56	55
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	120	117
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	181	178
Wells Fargo Commercial Mortgage Trust, Ser NXS6, Cl ASB
2.827%, 11/15/2049	102	101

		25,312
Total Mortgage-Backed Securities
(Cost $31,289) ($ Thousands)		30,382

MUNICIPAL BONDS — 1.3%
Florida — 0.2%
County, of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	390	387

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	595	595

New York — 0.2%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	329

Pennsylvania — 0.2%
Pennsylvania Higher Educational Facilities Authority, RB
4.961%, 11/01/2025	205	206

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	$165	$165

		371

Texas — 0.4%
City of San Antonio Texas, GO
5.635%, 02/01/2026	880	881

Total Municipal Bonds
(Cost $2,561) ($ Thousands)		2,563

COMMERCIAL PAPER — 0.3%
Toyota Motor Credit
0.180%, 07/28/2025 (C)	625	611

Total Commercial Paper
(Cost $612) ($ Thousands)		611

REPURCHASE AGREEMENT(G) — 2.3%
BNP Paribas
4.340%, dated 01/31/2025 to be repurchased on 02/03/2025, repurchase price $4,601,664 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $2,482,968, 1.820% - 6.847%, 10/01/2029 – 12/01/2054; with a total market value $4,692,000)	4,600	4,600
Total Repurchase Agreement
(Cost $4,600) ($ Thousands)		4,600

Total Investments in Securities — 101.6%
(Cost $202,456) ($ Thousands)		$202,032

Percentages are based on Net Assets of $198,853 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2025, the value of these securities amounted to $82,028 ($ Thousands), representing 41.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Zero coupon security.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of January 31, 2025 was $80 ($ Thousands).
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	67,840	–	67,840
Corporate Obligations	–	63,799	–	63,799
U.S. Treasury Obligations	–	32,237	–	32,237
Mortgage-Backed Securities	–	30,382	–	30,382
Municipal Bonds	–	2,563	–	2,563
Commercial Paper	–	611	–	611
Repurchase Agreement	–	4,600	–	4,600
Total Investments in Securities	–	202,032	–	202,032

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Unrealized Depreciation	(7)	–	–	(7)
Total Other Financial Instruments	(6)	–	–	(6)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	18	Mar-2025	$3,709	$3,702	$(7)

Short Contracts
U.S. 10-Year Treasury Note	(14)	Mar-2025	$(1,525)	$(1,524)	$1
			$2,184	$2,178	$(6)

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 75.5%
Agency Mortgage-Backed Obligations — 75.5%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$2,218	$2,253
5.500%, 02/01/2053	2,644	2,624
4.500%, 02/01/2025 to 12/01/2039	658	640
4.000%, 01/01/2033 to 07/01/2049	4,003	3,865
3.500%, 01/01/2029 to 05/01/2035	9,541	9,312
3.000%, 12/01/2031 to 12/01/2046	7,716	7,018
2.500%, 06/01/2030 to 02/01/2032	2,806	2,664
2.000%, 05/01/2036 to 06/01/2036	2,269	2,030
1.500%, 09/01/2041	502	405
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	711	702
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.732%, 06/25/2027(A)	16,900	238
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.589%, 01/25/2030(A)	12,173	786
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.579%, 01/25/2031(A)	13,502	373
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.512%, 03/25/2031(A)	10,120	252
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,648	389
FHLMC Multifamily Structured Pass-Through Certificates, Ser K167, Cl X1, IO
0.154%, 10/25/2034(A)	15,850	266
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,396
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,210
FHLMC Multifamily Structured Pass-Through Certificates, Ser K514, Cl A2
4.572%, 12/25/2028	4,600	4,584
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,405
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,769
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	3,300	3,277
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.613%, 10/25/2026(A)	20,688	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.770%, 03/25/2028(A)	$7,500	$111
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
5.132%, SOFR30A + 0.604%, 02/25/2026(A)	1,525	1,526
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
5.122%, SOFR30A + 0.594%, 04/25/2026(A)	2,980	2,982
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
5.142%, SOFR30A + 0.614%, 10/25/2026(A)	490	490
FHLMC REMIC, Ser 2003-2571, Cl FY
5.271%, SOFR30A + 0.864%, 12/15/2032(A)	1,295	1,303
FHLMC REMIC, Ser 2006-3148, Cl CF
4.921%, SOFR30A + 0.514%, 02/15/2034(A)	57	57
FHLMC REMIC, Ser 2006-3153, Cl FX
4.871%, SOFR30A + 0.464%, 05/15/2036(A)	43	43
FHLMC REMIC, Ser 2006-3174, Cl FA
4.821%, SOFR30A + 0.414%, 04/15/2036(A)	861	852
FHLMC REMIC, Ser 2006-3219, Cl EF
4.921%, SOFR30A + 0.514%, 04/15/2032(A)	1,261	1,257
FHLMC REMIC, Ser 2007-3339, Cl HF
5.041%, SOFR30A + 0.634%, 07/15/2037(A)	1,303	1,299
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	509	501
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	1,086	1,060
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	1,770	1,761
FHLMC REMIC, Ser 2011-3788, Cl FA
5.051%, SOFR30A + 0.644%, 01/15/2041(A)	1,798	1,792
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	8,289	7,977
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	42	1
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	25	–
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	34	1
FHLMC REMIC, Ser 2012-4107, Cl HE
1.500%, 10/15/2041	4,058	3,786
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	2,789	2,666

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	$862	$743
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	447	431
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	457	442
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	62	–
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	60	1
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	262	20
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	90	2
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	99	3
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	252	8
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	144	4
FHLMC REMIC, Ser 2013-4200, Cl LC
2.000%, 05/15/2033	5,167	4,771
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	43	1
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	725	676
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,903
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	211	4
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,120	4,869
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	1,059	1,026
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	625	589
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	870	815
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	234	13
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,625	1,553
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	395	55
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	366	350
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	2,073	2,011
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,479	1,431
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	1,819	1,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	$4,466	$4,296
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	505	471
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	4,660	4,069
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	521	107
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,648	237
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,729	531
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,415	497
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,205	954
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	2,029	1,863
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	5,698	4,812
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,078	431
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,638	522
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,185	524
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	1,987	1,698
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,396	587
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,477	2,308
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	5,135	4,831
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,732	3,650
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	838	831
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,542	619
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	6,976	7,000
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	3,148	2,939
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,280	3,023
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,687	1,606

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	$3,306	$3,131
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	5,616	5,292
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	859	780
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	4,260	3,914
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	550	489
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	6,867	6,085
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,199	1,057
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	159	166
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	273	7
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,494	240
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	3,965	3,486
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,631	545
FHLMC, Ser 2022-386, Cl C10, IO
2.500%, 02/15/2042	5,126	624
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,387	562
FNMA
7.000%, 06/01/2037	1	1
6.941%, H15T1Y + 2.165%, 08/01/2029(A)	15	15
6.500%, 05/01/2026 to 01/01/2036	31	32
6.000%, 07/01/2038 to 05/01/2053	7,476	7,633
5.500%, 06/01/2038 to 06/01/2053	5,507	5,458
5.170%, 02/01/2029	3,325	3,378
5.065%, 12/01/2028	2,440	2,477
4.820%, 04/01/2029	2,595	2,612
4.500%, 04/01/2026 to 08/01/2044	5,403	5,326
4.390%, 04/01/2029	2,862	2,834
4.000%, 05/01/2026 to 08/01/2051	3,561	3,427
3.500%, 10/01/2027 to 02/01/2045	25,266	24,569
3.000%, 09/01/2027 to 11/01/2036	9,408	8,921
2.960%, 01/01/2027	1,103	1,072
2.500%, 01/01/2028 to 09/01/2036	15,593	14,875

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 05/01/2036 to 12/01/2036	$5,678	$5,085
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	639	551
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	64	1
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,584	334
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,209	551
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	4,065	662
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,523	560
FNMA REMIC, Ser 2002-53, Cl FK
4.866%, SOFR30A + 0.514%, 04/25/2032(A)	26	26
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	624	627
FNMA REMIC, Ser 2006-76, Cl QF
4.866%, SOFR30A + 0.514%, 08/25/2036(A)	148	147
FNMA REMIC, Ser 2006-79, Cl DF
4.816%, SOFR30A + 0.464%, 08/25/2036(A)	107	107
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	151	155
FNMA REMIC, Ser 2007-64, Cl FB
4.836%, SOFR30A + 0.484%, 07/25/2037(A)	954	949
FNMA REMIC, Ser 2008-16, Cl FA
5.166%, SOFR30A + 0.814%, 03/25/2038(A)	397	398
FNMA REMIC, Ser 2009-110, Cl FD
5.216%, SOFR30A + 0.864%, 01/25/2040(A)	1,924	1,935
FNMA REMIC, Ser 2009-112, Cl FM
5.216%, SOFR30A + 0.864%, 01/25/2040(A)	1,238	1,245
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	755	744
FNMA REMIC, Ser 2009-82, Cl FC
5.386%, SOFR30A + 1.034%, 10/25/2039(A)	1,406	1,425
FNMA REMIC, Ser 2009-82, Cl FD
5.316%, SOFR30A + 0.964%, 10/25/2039(A)	1,490	1,505
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	355	352
FNMA REMIC, Ser 2010-56, Cl AF
5.233%, SOFR30A + 0.664%, 06/25/2040(A)	1,238	1,234
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	3,141	3,058

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	$523	$507
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	184	5
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,585	1,524
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,276	1,897
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	790	55
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	587	12
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.535%, 05/25/2042(A)	17	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	92	2
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	94	2
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	99	1
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	583	41
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	688	662
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	223	215
FNMA REMIC, Ser 2013-121, Cl FA
4.866%, SOFR30A + 0.514%, 12/25/2043(A)	8,680	8,574
FNMA REMIC, Ser 2013-130, Cl FQ
4.666%, SOFR30A + 0.314%, 06/25/2041(A)	1,344	1,334
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	474	456
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	833	803
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	415	399
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	5,217	5,031
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.678%, 08/25/2044(A)	749	48
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.736%, 04/25/2055(A)	607	27
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	387	378
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.934%, 06/25/2055(A)	640	32
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	625	603
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	82	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	$312	$29
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,126	1,071
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,789	276
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	53	1
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	339	317
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	383	74
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,475	1,374
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,158	1,120
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,547	280
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,292	1,240
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	6,741	6,575
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	1,971	1,835
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	8,664	8,523
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	1,626	1,614
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	663	612
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	2,258	197
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	1,339	82
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,471	564
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,829	564
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,386	1,162
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,410	468
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,390	436
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	3,022	617
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,553	589
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	3,452	639
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	4,146	629

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	$3,731	$607
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,618	527
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	5,134	4,957
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	5,846	5,856
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	2,082	2,074
FNMA REMIC, Ser 2023-45, Cl S, IO
1.685%, 01/25/2048(A)	3,944	361
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	799	808
FNMA REMIC, Ser 2023-57, Cl SC, IO
1.535%, 10/25/2049(A)	3,732	342
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	11,622	11,633
FNMA, Ser 2018- M12, Cl FA
5.117%, SOFR30A + 0.514%, 08/25/2025(A)	104	103
FNMA, Ser 2019-M21, Cl X1, IO
1.454%, 05/25/2029(A)	9,789	367
GNMA
6.500%, 12/15/2037 to 02/20/2039	77	80
6.000%, 02/15/2029 to 06/15/2041	357	367
5.500%, 10/15/2034 to 02/15/2041	761	775
5.000%, 09/15/2039 to 04/15/2041	306	305
4.500%, 09/20/2049	1,118	1,067
4.000%, 07/15/2041 to 08/15/2041	45	42
3.500%, 06/20/2046	1,509	1,367
GNMA TBA
3.500% - 6.000%, 02/15/2055	(3,392)	(2,986)
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,447	1,461
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,057	233
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	502	95
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	530	518
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,522	199
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	1,528	1,489
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	1,450	1,423
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	650	637
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	669	655
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	160	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	$944	$924
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	73	1
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,057	984
GNMA, Ser 2013-129, Cl AF
4.813%, TSFR1M + 0.514%, 10/20/2039(A)	2,529	2,513
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	555	547
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	5,799	5,639
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	3,390	3,292
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	215	210
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	287	39
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	105	1
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	1,935	1,860
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	1,946	1,875
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	3,535	3,433
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	2,905	2,776
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	935	910
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	1,699	1,631
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	121	23
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	112	107
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	708	660
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,266	1,178
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	26	–
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	14	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	773	148
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	546	81
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	44	–
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	471	458

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	$114	$3
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	727	75
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	382	14
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	712	74
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,049	217
GNMA, Ser 2016-91, Cl TJ
2.500%, 07/20/2046	5,212	4,522
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	236	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	845	150
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	183	40
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	225	48
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	700	105
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	459	72
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	862	139
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	390	363
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,258	1,165
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	4,134	3,734
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,188	415
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,422	2,219
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,336	199
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,938	282
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,614	351
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,439	2,781
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,900	2,517
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,023	997
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,491	2,259
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	4,132	4,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	$4,604	$4,413
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	9,915	9,144
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	1,093	1,096

Total Mortgage-Backed Securities
(Cost $467,731) ($ Thousands)		460,388

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	3,875	3,766
1.375%, 07/15/2033	3,506	3,329
U.S. Treasury Notes
4.375%, 12/15/2026	47,475	47,609
4.000%, 02/15/2026(B)	45,200	45,082
2.125%, 05/31/2026	31,400	30,557

Total U.S. Treasury Obligations
(Cost $130,504) ($ Thousands)		130,343

REPURCHASE AGREEMENTS(C) — 2.3%
BNP Paribas
4.340%, dated 01/31/2025 to be repurchased on 02/03/2025, repurchase price $7,002,532 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $3,875,198, 2.475% - 7.500%, 11/01/2029 – 11/01/2054; with a total market value $7,140,000)	7,000	7,000
Deutsche Bank
4.350%, dated 01/31/2025 to be repurchased on 02/03/2025, repurchase price $7,002,538 (collateralized by a U.S. Government obligation, par value $7,292,500, 0.000%, 07/31/2025; with total market value $7,140,072)	7,000	7,000

Total Repurchase Agreements
(Cost $14,000) ($ Thousands)		14,000

Total Investments in Securities — 99.2%
(Cost $612,235) ($ Thousands)		$604,731

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

Short-Duration Government Fund (Concluded)

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,060	Mar-2025	$217,783	$217,963	$180
U.S. Long Treasury Bond	12	Mar-2025	1,400	1,367	(33)
			219,183	219,330	147
Short Contracts
U.S. 5-Year Treasury Note	(528)	Mar-2025	$(56,720)	$(56,175)	$545
U.S. 10-Year Treasury Note	(622)	Mar-2025	(68,298)	(67,701)	597
Ultra 10-Year U.S. Treasury Note	(305)	Mar-2025	(34,348)	(33,969)	379
			(159,366)	(157,845)	1,521
			$59,817	$61,485	$1,668

Percentages are based on Net Assets of $609,772 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of January 31, 2025 was $3,241 ($ Thousands).
(C)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	460,388	–	460,388
U.S. Treasury Obligations	–	130,343	–	130,343
Repurchase Agreements	–	14,000	–	14,000
Total Investments in Securities	–	604,731	–	604,731

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,701	–	–	1,701
Unrealized Depreciation	(33)	–	–	(33)
Total Other Financial Instruments	1,668	–	–	1,668

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 97.0%
Agency Mortgage-Backed Obligations — 97.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.732%, 06/25/2027(A)	$1,539	$22
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.693%, 04/25/2030(A)	592	40
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.418%, 07/25/2030(A)	689	42
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.768%, 12/25/2030(A)	1,014	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.471%, 02/25/2036(A)	599	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.613%, 10/25/2026(A)	1,886	17
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	28	1
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	17	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	49	1
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	40	1
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	62	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	69	2
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	94	3
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	147	8
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	90	17
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	127
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	169	148
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	173	16
FNMA
8.000%, 03/01/2027 to 09/01/2028	3	3
6.500%, 09/01/2032	13	13
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	8	–
FNMA or FHLMC TBA
5.500%, 02/15/2055	740	731
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	104	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	$11	$–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	66	2
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	57	4
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	168	7
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.736%, 04/25/2055(A)	76	3
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	7	–
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	48	9
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	57
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	201	187
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	42
FNMA, Ser 2019-M21, Cl X1, IO
1.454%, 05/25/2029(A)	905	34
FNMA, Ser 2020-M2, Cl X, IO
0.294%, 01/25/2030(A)	784	7
GNMA
8.000%, 05/15/2027 to 03/15/2032	27	27
7.500%, 02/15/2027 to 10/15/2035	23	24
6.500%, 02/15/2027 to 10/15/2038	101	107
6.000%, 04/15/2028 to 09/20/2054	174	176
5.500%, 01/15/2033 to 02/15/2041	437	445
5.000%, 06/15/2033 to 07/15/2052	864	861
4.500%, 08/15/2033 to 08/20/2049	1,428	1,380
4.000%, 03/20/2040 to 09/20/2048	1,536	1,444
3.875%, 05/15/2042 to 08/15/2042	552	518
3.500%, 03/20/2041 to 02/20/2049	2,005	1,813
3.000%, 04/20/2045 to 12/20/2050	1,582	1,393
2.500%, 09/20/2045 to 09/20/2051	2,346	1,971
2.000%, 08/20/2050 to 03/20/2052	2,285	1,833
GNMA TBA
2.500% - 6.500%, 2/15/2045 - 2/20/2174	52	119
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	225	42
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	223	180
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	186	24
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	48	1
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	1	–
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	52	43

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

January 31, 2025

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	$58	$49
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	188	25
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	51	46
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	101	4
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	35	1
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	37	–
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	70	3
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	29	–
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	118	18
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	124	25
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	198	29
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	76	2
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	359	292
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	92	14
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	188	20
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	250	9
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	190	20
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	252	177
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	97	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	286	51
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	126	22
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	82	18
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	66
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	181
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	155	91
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	146	31

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	$115	$17
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	50	37
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	320	16

		15,280
Total Mortgage-Backed Securities
(Cost $16,968) ($ Thousands)		15,280

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	103	100

Total U.S. Treasury Obligation
(Cost $100) ($ Thousands)		100

REPURCHASE AGREEMENT(C) — 7.0%
BNP Paribas
4.340%, dated 01/31/2025 to be repurchased on 02/03/2025, repurchase price $1,100,398 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $780,645, 1.220% - 6.500%, 10/01/2029 – 01/01/2055; with total market value $1,122,000)	1,100	1,100
Total Repurchase Agreement
(Cost $1,100) ($ Thousands)		1,100

Total Investments in Securities — 104.6%
(Cost $18,168) ($ Thousands)		$16,480

SEI Daily Income Trust

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	3	Mar-2025	$616	$617	$1
U.S. 5-Year Treasury Note	7	Mar-2025	747	745	(2)
U.S. Ultra Long Treasury Bond	2	Mar-2025	245	237	(8)
Ultra 10-Year U.S. Treasury Note	2	Mar-2025	225	222	(3)
			1,833	1,821	(12)
Short Contracts
U.S. 10-Year Treasury Note	(1)	Mar-2025	$(109)	$(109)	$–
U.S. Long Treasury Bond	(8)	Mar-2025	(932)	(911)	21
			(1,041)	(1,020)	21
			$792	$801	$9

Percentages are based on Net Assets of $15,761 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	15,280	–	15,280
U.S. Treasury Obligation	–	100	–	100
Repurchase Agreement	–	1,100	–	1,100
Total Investments in Securities	–	16,480	–	16,480

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	22	–	–	22
Unrealized Depreciation	(13)	–	–	(13)
Total Other Financial Instruments	9	–	–	9

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

January 31, 2025

Portfolio Abbreviations
ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company DN — Discount Note
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note PLC – Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

SEI Daily Income Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

January 31, 2025

	Government Fund
Assets:
Investments, at value†	$3,577,109
Repurchase agreements†	2,350,000
Cash and cash equivalents	346,640
Cash pledged as collateral on futures contracts	—
Interest receivable	3,997
Receivable for investment securities sold	—
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for variation margin	—
Prepaid expenses	160
Total Assets	6,277,906
Liabilities:
Payable for investment securities purchased	255,695
Income distribution payable	10,347
Investment advisory fees payable	364
Shareholder servicing fees payable	262
Administration fees payable	247
Chief Compliance Officer fees payable	36
Trustees' fees payable	2
Distribution fees payable	1
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	311
Total Liabilities	267,265
Net Assets	$6,010,641
† Cost of investments and repurchase agreements	$5,927,109
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$6,009,753
Total Distributable Earnings/(accumulated losses)	888
Net Assets	$6,010,641
Net Asset Value, Offering and Redemption Price Per Share — Class F	N/A

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class	$1.00
	($3,965,981,557 ÷ 3,965,461,809 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00
	($11,999,983 ÷ 11,991,467 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A

Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00
	($2,032,659,265 ÷ 2,032,386,321 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
N/A — Not applicable.
The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Government II Fund		Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$1,719,293		$936,712		$197,432		$590,731		$15,380
—		—		4,600		14,000		1,100
1,386		1,360		1,502		10		29
—		—		—		—		70
745		15		903		2,924		65
—		—		—		18,038		4,148
—		—		140		121		—
—		—		26		—		—
—		—		5		518		6
22		9		2		7		—
1,721,446		938,096		204,610		626,349		20,798

38,938		—		4,677		15,066		4,997
2,025		1,368		69		349		5
66		32		17		50		1
—		—		10		51		3
92		50		34		125		3
10		5		1		4		—
—		—		—		—		—
—		—		—		—		—
—		—		922		709		3
—		—		3		183		5
95		44		24		40		20
41,226		1,499		5,757		16,577		5,037
$1,680,220		$936,597		$198,853		$609,772		$15,761
$1,719,293		$936,712		$202,456		$612,235		$18,168

$1,680,077		$936,565		$207,108		$642,633		$29,325
143		32		(8,255)		(32,861)		(13,564)
$1,680,220		$936,597		$198,853		$609,772		$15,761
$1.00		$1.00		$9.34		$10.10		$8.87
($1,680,219,544 ÷ 1,680,173,276 shares	)	($936,596,800 ÷ 936,749,314 shares	)	($139,006,175 ÷ 14,881,509 shares	)	($585,517,714 ÷ 57,990,366 shares	)	($14,442,335 ÷ 1,629,050 shares	)
N/A		N/A		N/A		N/A		N/A

N/A		N/A		N/A		N/A		N/A

N/A		N/A		$9.34		$10.09		$8.87
				($59,846,674 ÷ 6,406,653 shares	)	($24,254,377 ÷ 2,402,842 shares	)	($1,319,070 ÷ 148,790 shares	)
N/A		N/A		N/A		N/A		N/A

SEI Daily Income Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended January 31, 2025

	Government Fund	Government II Fund
Investment Income:
Interest income	$407,634	$72,436
Total investment income	407,634	72,436
Expenses:
Administration fees	9,149	2,130
Shareholder servicing fees — Class F	—	3,589
Shareholder servicing fees — Class CAA	31	—
Shareholder servicing fees — Sweep Class	8,947	—
Investment advisory fees	5,612	1,005
Trustees' fees	195	36
Chief Compliance Officer fees	81	17
Proxy fees	361	89
Printing fees	331	58
Custodian/Wire agent fees	224	39
Registration fees	165	37
Pricing fees	45	15
Other expenses	563	118
Total expenses	25,704	7,133
Less, waiver of:
Investment advisory fees	—	(360)
Administration fees	(517)	(275)
Shareholder servicing fees - Class F	—	(3,589)
Shareholder servicing fees - Class CAA	(12)	—
Shareholder servicing fees - Sweep Class	(3,579)	—
Net expenses	21,596	2,909
Net Investment Income	386,038	69,527
Net Realized Gain (Loss) on/from:
Investments	781	138
Futures contracts	—	—
Net Realized Gain (Loss)	$781	$138
Net change in unrealized appreciation (depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	$—	$—
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)	$781	$138
Net Increase (Decrease) in Net Assets Resulting from Operations	$386,819	$69,665

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$27,782	$10,685	$26,871	$690
27,782	10,685	26,871	690

830	420	1,276	37
1,386	376	1,532	43
—	—	—	—
—	—	—	—
388	210	604	18
13	5	15	1
7	2	7	—
39	14	36	4
30	9	32	—
17	6	19	—
9	4	11	1
7	111	44	25
44	12	39	2
2,770	1,169	3,615	131

(138)	—	—	—
(121)	(150)	—	(16)
(1,386)	(256)	(563)	—
—	—	—	—
—	—	—	—
1,125	763	3,052	115
26,657	9,922	23,819	575

56	(464)	(669)	(3,395)
—	(9)	103	18
$56	$(473)	$(566)	$(3,377)

—	1,415	4,347	2,687
—	45	2,664	13
$—	$1,460	$7,011	$2,700
$56	$987	$6,445	$(677)
$26,713	$10,909	$30,264	$(102)

SEI Daily Income Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended January 31,

	Government Fund
	2025	2024
Operations:
Net investment income	$386,038	$413,819
Net realized gain	781	64
Net increase in net assets resulting from operations	386,819	413,883
Distributions:
Class F	N/A	N/A
Institutional Class	(214,817)	(186,240)
Class CAA	(580)	(896)
Sweep Class	(171,047)	(226,670)
Total distributions	(386,444)	(413,806)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net increase (decrease) from Class F Transactions	N/A	N/A
Institutional Class:
Proceeds from shares issued	46,068,097	61,116,210
Reinvestment of dividends & distributions	78,806	66,570
Cost of shares redeemed	(45,992,619)	(61,104,832)
Net increase from Institutional Class Transactions	154,284	77,948
Class CAA:
Proceeds from shares issued	18,702	20,916
Reinvestment of dividends & distributions	580	896
Cost of shares redeemed	(21,987)	(28,145)
Net decrease from Class CAA Transactions	(2,705)	(6,333)
Sweep Class:
Proceeds from shares issued	20,669,056	32,845,803
Reinvestment of dividends & distributions	169,579	226,671
Cost of shares redeemed	(23,319,687)	(33,747,200)
Net decrease from Sweep Class Transactions	(2,481,052)	(674,726)
Net increase (decrease) in net assets from capital shares transactions	(2,329,473)	(603,111)
Net increase (decrease) in net assets	(2,329,098)	(603,034)
Net Assets:
Beginning of year	8,339,739	8,942,773
End of year	$6,010,641	$8,339,739

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Government II Fund		Treasury II Fund
2025	2024	2025	2024

$69,527	$98,407	$26,657	$23,789
138	56	56	6
69,665	98,463	26,713	23,795

(69,494)	(98,459)	(26,660)	(23,789)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(69,494)	(98,459)	(26,660)	(23,789)

8,108,173	4,750,311	1,748,895	859,209
37,758	37,934	16,731	20,649
(8,907,500)	(4,137,605)	(1,339,802)	(863,204)
(761,569)	650,640	425,824	16,654

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(761,569)	650,640	425,824	16,654
(761,398)	650,644	425,877	16,660

2,441,618	1,790,974	510,720	494,060
$1,680,220	$2,441,618	$936,597	$510,720

SEI Daily Income Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended January 31,

	Ultra Short Duration Bond Fund
	2025	2024
Operations:
Net investment income	$9,922	$10,431
Net realized (loss)	(473)	(842)
Net change in unrealized appreciation (depreciation)	1,460	4,071
Net increase (decrease) in net assets resulting from operations	10,909	13,660
Distributions:
Class F	(6,887)	(7,890)
Class Y	(2,778)	(2,478)
Total distributions	(9,665)	(10,368)
Capital share transactions:
Class F:
Proceeds from shares issued	24,864	37,076
Reinvestment of dividends & distributions	6,030	6,733
Cost of shares redeemed	(68,017)	(90,024)
Net increase (decrease) from Class F transactions	(37,123)	(46,215)
Class Y:
Proceeds from shares issued	2,457	2,582
Reinvestment of dividends & distributions	2,761	2,462
Cost of shares redeemed	(5,687)	(6,415)
Net increase (decrease) from Class Y transactions	(469)	(1,371)
Net Increase (decrease) in net assets from capital share transactions	(37,592)	(47,586)
Net increase (decrease) in net assets	(36,348)	(44,294)
Net Assets:
Beginning of year	235,201	279,495
End of year	$198,853	$235,201
Capital Share Transactions:
Class F
Shares issued	2,671	4,032
Reinvestment of distributions	648	732
Shares redeemed	(7,316)	(9,801)
Net increase (decrease) in shares outstanding from Class F Share transactions	(3,997)	(5,037)
Class Y
Shares issued	264	280
Reinvestment of distributions	296	268
Shares redeemed	(611)	(698)
Net increase (decrease) in shares outstanding from Class Y Share transactions	(51)	(150)
Total increase (decrease) in shares outstanding from share transactions	(4,048)	(5,187)

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Short-Duration Government Fund		GNMA Fund
2025	2024	2025	2024

$23,819	$17,887	$575	$1,281
(566)	(7,674)	(3,377)	(591)
7,011	10,710	2,700	(60)
30,264	20,923	(102)	630

(20,663)	(15,956)	(542)	(1,273)
(896)	(836)	(44)	(41)
(21,559)	(16,792)	(586)	(1,314)

221,332	79,173	1,109	13,967
16,186	12,337	479	1,167
(184,317)	(184,752)	(30,340)	(18,113)
53,201	(93,242)	(28,752)	(2,979)

4,317	3,414	102	771
842	787	42	40
(6,366)	(10,650)	(132)	(112)
(1,207)	(6,449)	12	699
51,994	(99,691)	(28,740)	(2,280)
60,699	(95,560)	(29,428)	(2,964)

549,073	644,633	45,189	48,153
$609,772	$549,073	$15,761	$45,189

22,237	8,046	125	1,579
1,617	1,254	54	132
(18,428)	(18,781)	(3,436)	(2,048)
5,426	(9,481)	(3,257)	(337)

434	342	12	84
84	86	5	5
(637)	(1,085)	(15)	(13)
(119)	(657)	2	76
5,307	(10,138)	(3,255)	(261)

SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the years or period ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year/Period	Net Investment Income/ (Loss)*		Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Year/Period	Total Return†	Net Assets End of Year/Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Institutional Class
2025	$1.00	$0.05		$—	$0.05	$(0.05)	$—	(2)	$(0.05)	$1.00	4.96%	$3,965,982	0.20%	0.23%	4.85%
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.92	3,811,460	0.20	0.20	4.81
2023(3)	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	3,733,579	0.19	0.45	1.51
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	9,215,975	0.06	0.44	0.01
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.23	9,461,922	0.18	0.45	0.19
Class CAA
2025	$1.00	$0.05		$—	$0.05	$(0.05)	$—	(2)	$(0.05)	$1.00	4.81%	$12,000	0.35%	0.46%	4.70%
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.81	14,705	0.29	0.45	4.69
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	21,037	0.19	0.45	1.85
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	14,851	0.06	0.44	0.01
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.23	12,812	0.18	0.45	0.24
Sweep Class
2025	$1.00	$0.05		$—	$0.05	$(0.05)	$—	(2)	$(0.05)	$1.00	4.80%	$2,032,659	0.35%	0.46%	4.77%
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.76	4,513,574	0.35	0.45	4.67
2023(4)	1.00	—	(2)	—	—	— (2)	—		— (2)	1.00	0.14	5,188,157	0.35	0.44	3.74
Government II Fund
Class F
2025	$1.00	$0.05		$—	$0.05	$(0.05)	$—		$(0.05)	$1.00	4.98%	$1,680,220	0.20%	0.50%	4.83%
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.04	2,441,618	0.20	0.49	4.95
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.72	1,790,974	0.19	0.48	1.57
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	2,606,717	0.05	0.48	0.01
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.27	2,553,183	0.18	0.48	0.24
Treasury II Fund
Class F
2025	$1.00	$0.05		$—	$0.05	$(0.05)	$—	(2)	$(0.05)	$1.00	5.01%	$936,597	0.20%	0.50%	4.81%
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.01	510,720	0.20	0.50	4.91
2023	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.69	494,060	0.19	0.49	1.75
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.02	430,208	0.06	0.49	0.00
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.27	307,851	0.19	0.49	0.30

*	Per share calculations were performed using average shares.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense limitation figures.

(2)	Amount represents less than $0.005 per share.
(3)	On January 17, 2023, Class F Shares of the Government Fund were renamed Institutional Class Shares.
(4)	Commenced operations on January 17, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the years ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2025	$9.28	$0.44	$0.05	$0.49	$(0.43)	$(0.43)	$9.34	5.36%	$139,006	0.39	%(1)	0.63%	4.70%	60%
2024	9.16	0.37	0.12	0.49	(0.37)	(0.37)	9.28	5.50	175,252	0.38		0.63	4.05	75
2023	9.30	0.14	(0.13)	0.01	(0.15)	(0.15)	9.16	0.09	218,987	0.38		0.62	1.49	52
2022	9.38	0.05	(0.07)	(0.02)	(0.06)	(0.06)	9.30	(0.23)	285,651	0.38		0.61	0.53	70
2021	9.36	0.12	0.03	0.15	(0.13)	(0.13)	9.38	1.61	271,550	0.38		0.58	1.29	73
Class Y
2025	$9.28	$0.45	$0.04	$0.49	$(0.43)	$(0.43)	$9.34	5.44%	$59,847	0.31	%(2)	0.38%	4.79%	60%
2024	9.16	0.38	0.12	0.50	(0.38)	(0.38)	9.28	5.58	59,949	0.30		0.38	4.16	75
2023	9.30	0.15	(0.14)	0.01	(0.15)	(0.15)	9.16	0.18	60,508	0.30		0.37	1.60	52
2022	9.38	0.06	(0.07)	(0.01)	(0.07)	(0.07)	9.30	(0.15)	65,281	0.30		0.36	0.61	70
2021	9.37	0.13	0.02	0.15	(0.14)	(0.14)	9.38	1.58	62,559	0.30		0.33	1.36	73
Short-Duration Government Fund
Class F
2025	$9.97	$0.37	$0.10	$0.47	$(0.34)	$(0.34)	$10.10	4.77%	$585,518	0.48%		0.58%	3.73%	99%
2024	9.88	0.29	0.08	0.37	(0.28)	(0.28)	9.97	3.78	523,940	0.48		0.58	2.99	178
2023	10.29	0.11	(0.39)	(0.28)	(0.13)	(0.13)	9.88	(2.74)	613,217	0.48		0.56	1.06	139
2022	10.56	0.03	(0.22)	(0.19)	(0.08)	(0.08)	10.29	(1.83)	687,332	0.48		0.56	0.25	132
2021	10.38	0.09	0.22	0.31	(0.13)	(0.13)	10.56	3.01	745,950	0.48		0.57	0.88	287
Class Y
2025	$9.96	$0.39	$0.09	$0.48	$(0.35)	$(0.35)	$10.09	4.94%	$24,254	0.33%		0.33%	3.89%	99%
2024	9.88	0.31	0.06	0.37	(0.29)	(0.29)	9.96	3.85	25,133	0.33		0.33	3.14	178
2023	10.29	0.12	(0.39)	(0.27)	(0.14)	(0.14)	9.88	(2.58)	31,416	0.31		0.31	1.22	139
2022	10.56	0.04	(0.21)	(0.17)	(0.10)	(0.10)	10.29	(1.67)	37,581	0.31		0.31	0.42	132
2021	10.38	0.11	0.22	0.33	(0.15)	(0.15)	10.56	3.17	45,836	0.32		0.32	1.04	287
GNMA Fund
Class F
2025	$8.98	$0.28	$(0.11)	$0.17	$(0.28)	$(0.28)	$8.87	1.96%	$14,442	0.64	%(3)	0.73%	3.10%	246%
2024	9.10	0.24	(0.11)	0.13	(0.25)	(0.25)	8.98	1.51	43,865	0.63		0.65	2.76	145
2023	10.05	0.18	(0.91)	(0.73)	(0.22)	(0.22)	9.10	(7.23)	47,503	0.63		0.64	1.92	235
2022	10.55	0.05	(0.36)	(0.31)	(0.19)	(0.19)	10.05	(2.97)	71,216	0.62		0.62	0.46	405
2021	10.44	0.11	0.22	0.33	(0.22)	(0.22)	10.55	3.16	104,074	0.58		0.58	1.05	392
Class Y
2025	$8.98	$0.30	$(0.11)	$0.19	$(0.30)	$(0.30)	$8.87	2.21%	$1,319	0.39	%(4)	0.49%	3.37%	246%
2024	9.10	0.27	(0.12)	0.15	(0.27)	(0.27)	8.98	1.76	1,324	0.38		0.40	3.01	145
2023	10.05	0.20	(0.90)	(0.70)	(0.25)	(0.25)	9.10	(6.99)	650	0.38		0.39	2.16	235
2022	10.55	0.08	(0.36)	(0.28)	(0.22)	(0.22)	10.05	(2.71)	2,061	0.37		0.37	0.72	405
2021	10.44	0.14	0.22	0.36	(0.25)	(0.25)	10.55	3.42	3,619	0.33		0.33	1.31	392

*	Per share calculations were performed using average shares.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 38%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 30%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 62%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 37%.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Institutional Class Shares of the Government Fund; Sweep Class Shares of the Government Fund; Class F Shares of the Government II, Treasury II, Ultra Short Duration Bond, Short-Duration Government and GNMA Funds; Class CAA Shares of the Government Fund and Class Y Shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance

SEI Daily Income Trust

that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The Procedures provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below).

When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of January 31, 2025, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended January 31, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2025

on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of January 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the year ended January 31, 2025. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the

Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of January 31, 2025, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a

SEI Daily Income Trust

particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. There were no outstanding swap agreements as of January 31, 2025.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of January 31, 2025.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2025

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At January 31, 2025, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

SEI Daily Income Trust

3. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of January 31, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$1	*	Unrealized depreciation on futures contracts	$7	*
Total derivatives not accounted for as hedging instruments		$1			$7

Short-Duration Government Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$1,701	*	Unrealized depreciation on futures contracts	$33	*
Total derivatives not accounted for as hedging instruments		$1,701			$33

GNMA Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$22	*	Unrealized depreciation on futures contracts	$13	*
Total derivatives not accounted for as hedging instruments		$22			$13

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Ultra Short Duration Bond Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(9)		—		—		(9)
Total		$—		$—		$(9)		$—		$—		$(9)

Short-Duration Government Fund	$		$		$		$		$		$
Interest rate contracts		—		—		103		—		—		103
Total		$—		$—		$103		$—		$—		$103

GNMA Fund	$		$		$		$		$		$
Interest rate contracts		—		—		18		—		—		18
Total		$—		$—		$18		$—		$—		$18

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Ultra Short Duration Bond Fund	$		$		$		$		$		$
Interest rate contracts		—		—		45		—		—		45
Total		$—		$—		$45		$—		$–		$45

Short-Duration Government Fund	$		$		$		$		$		$
Interest rate contracts		—		—		2,664		—		—		2,664
Total		$—		$—		$2,664		$—		$–		$2,664

GNMA Fund	$		$		$		$		$		$
Interest rate contracts		—		—		13		—		—		13
Total		$—		$—		$13		$—		$–		$13

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2025

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended January 31, 2025 ($ Thousands):

	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
Futures Contracts:
Average Notional Balance Long	$1,489	$233,781	$1,792
Average Notional Balance Short	1,565	175,131	1,067

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the

SEI Daily Income Trust

Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for the Class F Shares of the Government II Fund and the Treasury II Fund until May 31, 2025, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees		Shareholder Servicing Fees	Expense Limitations
Government Fund
Institutional Class	0.07%		—%	0.20	%(1)
Class CAA	0.07%		0.25%	0.35	%(1)
Sweep Class	0.07%		0.25%	0.35	%(1)
Government II Fund
Class F	0.07%		0.25%	0.20	%(2)
Treasury II Fund
Class F	0.07%		0.25%	0.20	%(2)
Ultra Short Duration Bond Fund
Class F	0.10	%(3)	0.25%	0.38	%(1)
Class Y	0.10	%(3)	—%	0.30	%(1)
Short-Duration Government Fund
Class F	0.10	%(4)	0.25%	0.48	%(1)
Class Y	0.10	%(4)	—%	0.33	%(1)
GNMA Fund
Class F	0.10	%(4)	0.25%	0.63	%(1)
Class Y	0.10	%(4)	—%	0.38	%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2025, to be changed only by board approval.
(3)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.
(4)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2025

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company LLP serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended January 31, 2025, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended January 31, 2025, were as follows for the Fixed Income Funds:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$27,741	$72,600	$100,341
Sales	24,023	109,590	133,613
Short-Duration Government Fund
Purchases	631,525	—	631,525
Sales	594,690	—	594,690
GNMA Fund
Purchases	46,664	—	46,664
Sales	75,242	—	75,242

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to paydown gain/loss reclassification. There is no permanent difference in

SEI Daily Income Trust

the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2025 or January 31, 2024 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund
2025	$386,444	$386,444
2024	413,806	413,806
Government II Fund
2025	69,494	69,494
2024	98,459	98,459
Treasury II Fund
2025	26,660	26,660

	Ordinary Income ($ Thousands)	Total ($ Thousands)
2024	23,789	23,789
Ultra Short Duration Bond Fund
2025	9,665	9,665
2024	10,368	10,368
Short-Duration Government Fund
2025	21,559	21,559
2024	16,792	16,792
GNMA Fund
2025	586	586
2024	1,314	1,314

As of January 31, 2025, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$22,456	$—	$—	$—	$—	$—	$(21,568)	$888
Government II Fund	6,333	—	—	—	—	(1)	(6,189)	143
Treasury II Fund	2,975	—	—	—	—	—	(2,943)	32
Ultra Short Duration Bond Fund	740	—	(7,788)	—	—	(424)	(783)	(8,255)
Short-Duration Government Fund	2,286	—	(25,717)	—	—	(7,513)	(1,917)	(32,861)
GNMA Fund	44	—	(11,875)	—	—	(1,688)	(45)	(13,564)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and dividends payable.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2025, the Government II Fund, Treasury II Fund and Short Duration Government Fund utilized $123,425, $15,161 and $4,527,731, respectively, of capital loss carryforwards to offset capital gains.

At January 31, 2025, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Ultra Short Duration Bond Fund	$580	$7,208	$7,788
Short-Duration Government Fund	5,748	19,969	25,717
GNMA Fund	5,602	6,273	11,875

During the fiscal year ended January 31, 2025, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2025, and net realized gains or losses on securities sold for the year, were different

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2025

from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at January 31, 2025, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Government Fund	$5,927,109	$—	$—	$—
Government II Fund	1,719,293	—	(1)	(1)
Treasury II Fund	936,712	—	—	—
Ultra Short Duration Bond Fund	202,456	694	(1,118)	(424)
Short-Duration Government Fund	612,244	6,033	(13,546)	(7,513)
GNMA Fund	18,168	273	(1,961)	(1,688)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for all open tax years for which the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have

SEI Daily Income Trust

adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to changing interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, whereas a fall in interest rates typically results in the Fund having to invest available cash in instruments with lower interest rates than those of the current portfolio securities. During periods when interest rates are low, the Fund’s yield will also be low and the Fund may not generate enough income to pay its expenses or pay a daily dividend. This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also have unpredictable effects on the markets and may affect the liquidity of the fixed-income securities held by the Fund.

The Fixed Income Funds’ are subject to the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Generally, the value of fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

January 31, 2025

well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of January 31, 2025, SPTC held of record the following:

Government Fund, Institutional Class	57%
Government Fund, Cl CAA	100%
Government Fund, Sweep Class	100%
Government II Fund	100%
Treasury II Fund	46%
Ultra Short Duration Bond Fund, Cl F	95%
Ultra Short Duration Bond Fund, Cl Y	94%
Short-Duration Government Fund, Cl F	97%
Short-Duration Government Fund, Cl Y	31%
GNMA Fund, Cl F	61%
GNMA Fund, Cl Y	99%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

9. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

SEI Daily Income Trust

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Daily Income Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Daily Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Daily Income Trust, comprised of the Government Fund, Government II Fund, Treasury II Fund, Ultra Short Duration Bond Fund, Short-Duration Government Fund, and GNMA Fund (collectively, the Funds), including the schedules of investments, as of January 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of January 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian, brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

March 28, 2025

SEI Daily Income Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a January 31, 2025 taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2025, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2025, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)	Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Government Fund*	0.00%	100.00%	100.00%	54.56%	99.35%	100.00%
Government II Fund	0.00%	100.00%	100.00%	94.21%	99.05%	0.00%
Treasury II Fund	0.00%	100.00%	100.00%	100.00%	91.12%	100.00%
Ultra Short Duration Bond Fund*	0.00%	100.00%	100.00%	10.83%	94.24%	0.00%
Short-Duration Government Fund*	0.00%	100.00%	100.00%	18.02%	98.89%	0.00%
GNMA Fund*	0.00%	100.00%	100.00%	0.34%	98.65%	0.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3) The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short- term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

* Shareholders who are residents of California, Connecticut and New York, these funds have not met the statutory threshold requirements to permit exemption of these amounts from state income tax.

Please consult your tax adviser for proper treatment of this information.

SEI Daily Income Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on October 16, 2024, shareholders of the SEI Daily Income Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continues to serve as a Trustee.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	4,403,078,068	71,432,376	N/A	N/A
Nina Lesavoy	4,414,287,207	60,223,235	N/A	N/A
James M. Williams	4,400,848,013	73,662,429	N/A	N/A
James B. Taylor	4,409,448,210	65,062,233	N/A	N/A
Susan C. Cote	4,412,898,006	61,612,434	N/A	N/A
Christine Reynolds	4,414,143,315	60,367,126	N/A	N/A
Thomas Melendez	4,409,147,492	65,362,950	N/A	N/A
Dennis J. McGonigle	4,416,995,110	57,515,333	N/A	N/A
Eli Powell Niepoky	4,416,469,654	58,040,790	N/A	N/A
Kimberly Walker	4,419,464,887	55,045,555	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Renewal of Investment Advisory Contract.

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and

SEI Daily Income Trust

the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-6, 2023 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and certain Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were renewed at meetings of the Board held during the course of the Trust’s fiscal year on September 9-11, 2024. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at each meeting during the fiscal year. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

SEI Daily Income Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board

SEI Daily Income Trust

determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust

(This page intentionally left blank)

SEI Daily Income Trust / Annual Financials and Other Information / January 31, 2025

Trustees

Robert A. Nesher, Chairman

William M. Doran

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive

P.O. Box 1100

Oaks, Pennsylvania 19456

SEI-F-022 (1/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)
Date: April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: April 7, 2025

By:	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO
(Principal Financial Officer)

Date: April 7, 2025